CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:
Net income for the period	$ 67,125,060	$ 56,291,275	$ 64,059,209	$ 47,536,588
Adjustments to reconcile net income to net cash used in operating activities:
Stock option compensation	73,678	244,958	219,933	4,661,778
Depreciation	12,095	1,250	23,669	2,447
Gain on sale of mining data	(52,500,000)	(99,000,000)	(52,500,000)	(99,000,000)
Arbitration award	(36,000,000)	0	(36,000,000)	0
Loss on settlement of debt	0	10,492,564	0	10,492,564
Loss on marketable equity securities	24,060	0	11,604	0
Accretion of convertible notes	0	2,827,239	0	5,461,759
Changes in non-cash working capital:
Net decrease (increase) in deposits, advances and other	(1,031,162)	93,125	(1,190,327)	(329,971)
Net increase in payables and accrued expenses	7,066,370	27,449,659	5,097,406	27,473,283
Net cash used in operating activities	(15,229,899)	(1,599,930)	(20,278,506)	(3,701,552)
Cash Flows from Investing Activities:
Proceeds from sale of mining data	0	40,000,000	0	40,000,000
Purchase of property, plant and equipment	(51,769)	(3,904)	(69,878)	(6,744)
Net cash provided by (used) in investing activities	(51,769)	39,996,096	(69,878)	39,993,256
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	0	0	0	397,375
Net cash provided by financing activities	0	0	0	397,375
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(15,281,668)	38,396,166	(20,348,384)	36,689,079
Cash and cash equivalents - beginning of period	132,606,002	34,039,962	137,672,718	35,747,049
Cash and cash equivalents - end of period	117,324,334	72,436,128	117,324,334	72,436,128
Supplemental Cash Flow Information:
Cash paid for interest	0	28,545	0	28,545
Cash paid for income taxes	$ 10,196,311	$ 0	$ 10,921,926	$ 0